Offerings - Offering: 1	Jan. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, Cerence 2019 Equity Incentive Plan
Amount Registered | shares	1,350,481
Proposed Maximum Offering Price per Unit	11.19
Maximum Aggregate Offering Price	$ 15,111,882.39
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,086.95
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional shares of the Registrant’s Common Stock that become issuable under the above listed plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of outstanding shares of Common Stock.Represents an automatic increase to the number of shares of Common Stock available for issuance under the Registrant’s 2019 Equity Incentive Plan, or Stock Plan, in accordance with the automatic annual increase provisions of the Stock Plan, effective as of January 1, 2026.This calculation is made solely for the purpose of determining the registration fee pursuant to the provisions of Rule 457(c) and (h) under the Securities Act. The offering price per share and the aggregate offering price are calculated based on the average of the high and low sale prices per share of the Common Stock as reported on The Nasdaq Global Select Market on January 2, 2026.